PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.8%
Asset-Backed Securities 16.3%
Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$206,502
Ford Credit Auto Owner Trust, Series 2025-01, Class A, 144A	4.860(cc)	08/15/37		300	309,460
OneMain Direct Auto Receivables Trust, Series 2025-01A, Class B, 144A	5.560	10/15/35		200	208,904
Santander Drive Auto Receivables Trust, Series 2025-02, Class D	5.470	05/15/31		200	203,029
					927,895
Collateralized Loan Obligations 11.5%
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.844(c)	06/15/34	EUR	250	289,368
Avoca CLO DAC (Ireland), Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.876(c)	10/15/38	EUR	600	699,459
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	2.986(c)	04/15/36	EUR	250	290,064
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	5.624(c)	01/20/38		350	351,052
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.163(c)	01/15/39		1,000	1,002,306
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.208(c)	01/25/38		500	501,557

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.316(c)	07/20/34		250	250,000
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.254(c)	10/20/37		250	250,828
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.145(c)	10/15/38		750	751,863

Crown City CLO (Cayman Islands), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.494(c)	04/20/37		250	250,943
Elevation CLO Ltd. (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.124(c)	03/28/38		630	631,509
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.234(c)	10/20/37		250	250,785
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.404(c)	04/20/37		250	250,905

Empower CLO Ltd. (Cayman Islands), Series 2025-01A, Class A, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.194(c)	07/20/38		750	751,978
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.834(c)	10/20/37		250	251,196
Generate CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/38		250	250,576
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	10/20/31		42	41,539
Henley CLO DAC (Ireland), Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.265(c)	04/25/39	EUR	500	582,400
HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.599(c)	07/20/38		250	250,709
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.254(c)	10/19/38	EUR	500	579,130
Madison Park Funding Ltd. (Cayman Islands), Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	01/15/38		250	250,432
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	01/20/38		500	501,620
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.654(c)	05/15/37	EUR	250	290,804
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.553(c)	06/20/34		500	500,000

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands), (cont’d.)
Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.721%(c)	09/16/31		250	$250,997
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.231(c)	03/20/38		750	750,750
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.110(c)	10/20/38		1,000	1,001,413

OFSI BSL Ltd. (Cayman Islands), Series 2021-10A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.154(c)	04/20/34		500	500,156
Palmer Square European CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.259(c)	10/15/39	EUR	500	579,884
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.955(c)	10/15/32		342	342,053
PPM CLO Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.346(c)	10/18/34		250	250,144
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.432(c)	04/17/37		250	250,893
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.295(c)	10/15/37		250	250,563

Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.196(c)	03/15/38		1,000	1,002,812
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.176(c)	04/20/31		56	55,501
Tikehau CLO DAC (Ireland), Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.199(c)	10/15/38	EUR	500	580,847
Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	01/20/37		500	500,117
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.325(c)	07/15/37		250	250,652
					16,587,805
Consumer Loans 0.9%
Affirm Master Trust,
Series 2025-01A, Class C, 144A	5.280	02/15/33		100	100,685
Series 2025-02A, Class C, 144A	5.260	07/15/33		300	301,961
Series 2025-03A, Class A, 144A	4.450	10/16/34		100	100,185
Series 2025-03A, Class B, 144A	4.750	10/16/34		100	100,040
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A4, 144A	5.220	03/25/60		131	132,791
Series 2025-03A, Class A3, 144A	4.520	12/27/60		200	200,125

Mariner Finance Issuance Trust, Series 2025-BA, Class A, 144A	4.590	11/22/38		200	201,054
Onemain Financial Issuance Trust, Series 2025-01A, Class C, 144A	5.200	07/14/38		100	101,644
					1,238,485
Equipment 0.1%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class A2, 144A	5.400	08/20/55		100	101,418
Home Equity Loans 2.8%
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55		225	226,744
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55		290	289,809
Series 2025-CES03, Class A1A, 144A	5.036(cc)	12/25/55		400	400,185

COOPR Residential Mortgage Trust, Series 2025-CES04, Class A1A, 144A	5.040(cc)	11/25/60		298	298,051
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60		275	277,023

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

GS Mortgage Backed Securities Trust, Series 2025-CES01, Class A1A, 144A	5.568%(cc)	05/25/55	155	$156,562
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.799(c)	03/20/54	38	38,105
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.199(c)	05/20/54	59	59,500
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	156	157,265
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.249(c)	07/20/55	214	214,014
RCKT Mortgage Trust,
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	81	82,124
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	166	167,894
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	255	257,920
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	189	191,054

Santander Mortgage Asset Receivable Trust, Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	296	296,016
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	255	258,944
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	171	173,129
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	184	185,454
Series 2025-HE02, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.422(c)	09/25/65	286	286,761
				4,016,554
Other 0.3%
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	146	147,848
Series 2025-02A, Class A, 144A	5.320	06/20/49	166	168,016

OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.672(c)	02/25/55	171	170,984
				486,848
Residential Mortgage-Backed Securities 0.1%
PRET LLC, Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55	183	184,064

Total Asset-Backed Securities (cost $23,146,017)				23,543,069
Commercial Mortgage-Backed Securities 6.5%
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.459(c)	04/15/42	70	70,022
BANK, Series 2023-BNK46, Class A21	6.951(cc)	08/15/56	200	208,497
BANK5, Series 2025-5YR17, Class A3	5.225	11/15/58	410	424,623
BANK5 Trust, Series 2025-05YR13, Class A3	5.753(cc)	01/15/58	170	178,921
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	200	212,517
Series 2024-05C29, Class XA, IO	1.821(cc)	09/15/57	998	52,769
Series 2025-5C38, Class A3	5.146	11/15/58	500	516,795
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	280,369
Series 2022-B33, Class A1	2.306	03/15/55	135	133,835

BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.159(c)	03/15/42	110	109,206
BMO Mortgage Trust,
Series 2023-C06, Class A2	6.869(cc)	09/15/56	196	206,350
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	180	191,726

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BMO Mortgage Trust, (cont’d.)
Series 2024-5C7, Class A3	5.566%(cc)	11/15/57	1,000	$1,041,165
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	4.994(c)	12/15/38	396	395,469
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.402(c)	04/15/40	91	90,664
BX Trust,
Series 2021-LGCY, Class B, 144A, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	4.928(c)	10/15/36	500	497,522
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.049(c)	03/15/41	100	100,000
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.109(c)	02/15/35	160	159,688
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.709(c)	02/15/35	110	109,794
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.103(c)	03/15/30	219	218,734

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.601(c)	10/18/42	100	99,566
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	238	233,991
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.359(c)	10/15/37	300	300,187
Commercial Mortgage Trust, Series 2016-COR01, Class A4	3.091	10/10/49	250	246,815
ELP Commercial Mortgage Trust, Series 2025-ELP, Class A, 144A	4.604(cc)	11/13/42	250	251,387
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	100	102,034
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 144A	4.879(cc)	11/05/37	300	302,461
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A5	4.029	03/10/52	250	240,640
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.549(c)	06/15/39	50	50,125
Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A4	3.809	12/15/48	3	3,141
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43	280	290,188
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.352(c)	10/15/40	250	250,000
NYC Commercial Mortgage Trust, Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.851(c)	02/15/42	110	109,726
RFR Trust, Series 2025-SGRM, Class A, 144A	5.562(cc)	03/11/41	170	174,096
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	100	103,138
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	100	104,189
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	100	104,831

SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.459(c)	09/15/42	250	250,433
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.202(c)	12/15/39	100	100,000
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	378	373,025
VNDO Trust, Series 2016-350P, Class A, 144A	3.805	01/10/35	172	170,462
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.451(c)	11/15/41	130	130,000
Wells Fargo Commercial Mortgage Trust, Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.899(c)	10/15/41	100	99,955
WEST Trust, Series 2025-ROSE, Class A, 144A	5.454(cc)	04/10/35	95	96,861

Total Commercial Mortgage-Backed Securities (cost $9,208,495)				9,385,917

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 20.9%
Aerospace & Defense 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	750	$747,603
Sr. Unsec’d. Notes	2.750	02/01/26	70	69,808
Sr. Unsec’d. Notes	3.250	02/01/28	30	29,462
Sr. Unsec’d. Notes	6.298	05/01/29	20	21,272
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	50,153
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	3	3,000
				921,298
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	4.875	02/04/28	50	50,858
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	355	340,557
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.625	02/11/28	240	243,844
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.125	03/02/28	150	147,320
				782,579
Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	365	367,599
Southwest Airlines Co., Sr. Unsec’d. Notes	4.375	11/15/28	410	409,845
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,961
				802,405
Apparel 0.2%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700	10/07/30	45	44,814
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	225	214,588
				259,402
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	197,357
Sr. Unsec’d. Notes	5.113	05/03/29	200	199,677
Sr. Unsec’d. Notes	6.800	05/12/28	200	208,389
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.050	04/04/28	178	181,235
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,247
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	90	84,982
Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	81,076
				967,963
Auto Parts & Equipment 0.2%
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	25	25,018

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/32	15	$15,410
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	250	250,012
				290,440
Banks 4.2%
Bank Negara Indonesia Persero Tbk PT (Indonesia), Sub. Notes, EMTN	3.750	03/30/26	200	198,250
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	325	309,568
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	196,211
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	200	200,734

BNP Paribas SA (France), Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	205,074
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	222	226,772
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	190	195,507
Sub. Notes	4.450	09/29/27	195	195,940

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	83,375
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	150	147,175
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	270	273,407

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	21,075
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	137,211
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	50	50,814

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,504
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	5.066(ff)	03/25/31	200	205,370
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	4.255(ff)	10/22/31	560	560,739
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,739
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	515,356

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	18,868
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	310,115
Sr. Unsec’d. Notes, MTN	4.356(ff)	10/22/31	700	700,564

Morgan Stanley Private Bank NA, Sr. Unsec’d. Notes	4.734(ff)	07/18/31	250	254,332
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,424
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	200	202,045
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	200	204,672

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	126,136
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	30	31,099
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	45	48,245

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198%(ff)	01/23/30	90	$92,858
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	259,175
				6,072,354
Beverages 0.2%
Diageo Investment Corp. (United Kingdom), Gtd. Notes	5.125	08/15/30	230	238,764
Building Materials 0.2%
Amrize Finance US LLC, Gtd. Notes, 144A	4.950	04/07/30	65	66,708
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	25	20,911
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	25	21,381
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	20	20,791
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	150	145,535
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,914
				300,240
Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	4.500	01/10/28	200	78,000
Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28	25	25,839
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	110	110,479
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	20	20,268
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	1.832	10/15/27	300	286,766
				521,352
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	25	22,851
Commercial Services 0.2%
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	25	23,846
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	24,934
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	65	63,759
ERAC USA Finance LLC, Gtd. Notes, 144A	5.000	02/15/29	40	41,123
Global Payments, Inc., Sr. Unsec’d. Notes	4.500	11/15/28	165	165,578
Herc Holdings, Inc., Gtd. Notes, 144A	7.000	06/15/30	15	15,764
				335,004

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.2%
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	6.000%	06/04/29	140	$145,993
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26	65	65,198
				211,191
Diversified Financial Services 0.6%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	25,528
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,561
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,015
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/31	75	74,910
goeasy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	24,800
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	25	24,258
Gtd. Notes	6.625	05/15/29	50	51,725
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	75	73,341
Gtd. Notes, 144A	7.875	12/15/29	250	266,683
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	175	172,111
Gtd. Notes, 144A	3.875	03/01/31	75	71,070

Synchrony Financial, Sr. Unsec’d. Notes	5.019(ff)	07/29/29	35	35,342
				887,344
Electric 1.0%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	30	30,150
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	49,744
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	100	100,373

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	60,164
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28	200	211,596
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.685	09/01/27	75	75,805
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	50,119
Gtd. Notes, 144A	3.375	02/15/29	175	167,519
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	100,597
First Mortgage	4.900	06/01/26	125	125,312

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,090
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	24,668
Gtd. Notes, 144A	5.000	07/31/27	125	125,383
Gtd. Notes, 144A	5.625	02/15/27	75	75,066
Gtd. Notes, 144A	6.875	04/15/32	10	10,515
Sr. Sec’d. Notes, 144A	4.600	10/15/30	55	54,895

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

VoltaGrid LLC, Sec’d. Notes, 144A	7.375%	11/01/30		190	$189,491
					1,502,487
Engineering & Construction 0.2%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28		65	68,597
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		5	5,230
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	198,649
					272,476
Entertainment 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		125	118,418
Sr. Sec’d. Notes, 144A	7.000	02/15/30		100	103,600

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		75	73,281
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		75	69,483
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	25,005

Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27		51	50,496
					440,283
Foods 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		100	100,095
Gtd. Notes, 144A	5.500	03/31/31		40	40,600
Gtd. Notes, 144A	6.500	02/15/28		25	25,473
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		50	48,984
Sr. Sec’d. Notes, 144A	8.000	09/15/28		75	74,465

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	125	141,306
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.750	04/01/33		105	109,679
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		126	122,299
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30		275	281,808
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		210	193,994
Gtd. Notes, 144A	4.250	02/01/27		150	149,469
					1,288,172
Gas 0.0%
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		40	41,296
Healthcare-Products 0.0%
Solventum Corp., Gtd. Notes	5.400	03/01/29		32	33,095

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.3%
CommonSpirit Health,
Sr. Sec’d. Notes	5.205%	12/01/31	100	$103,894
Sr. Unsec’d. Notes	4.352	09/01/30	80	80,116

Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/31	35	35,769
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	175	171,462
				391,241
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	211	218,922
Home Builders 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	95,254
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	100	94,804

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	25	25,567
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	75	76,252
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	24,881
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	25	24,959
Meritage Homes Corp., Gtd. Notes, 144A	3.875	04/15/29	195	191,285
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	125	125,676
				658,678
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	60	60,776
Household Products/Wares 0.0%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	50	45,345
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	10	10,431
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	75	77,955
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850	12/15/29	30	30,677
				108,632
Internet 0.3%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	455	491,071

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.0%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	7.000%	04/01/31	10	$10,391
Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	25	25,137
Gtd. Notes, 144A	5.750	08/01/32	95	97,384
Sr. Sec’d. Notes, 144A	4.000	08/01/28	75	73,688

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	50	51,318
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	6.750	02/01/32	10	10,138
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28	290	295,019
				552,684
Lodging 0.4%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	75	76,175
Sr. Unsec’d. Notes	5.750	04/23/30	300	313,952

Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.625	06/15/28	160	163,625
Marriott International, Inc., Sr. Unsec’d. Notes	5.450	09/15/26	30	30,267
				584,019
Machinery-Diversified 0.0%
Nordson Corp., Sr. Unsec’d. Notes	5.600	09/15/28	10	10,348
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	35	36,113
				46,461
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/27	175	174,855
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29	90	83,752
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	25	24,630
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	79,486

CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27	200	172,527
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	25	21,018
Gtd. Notes(x)	7.375	07/01/28	25	23,298
Gtd. Notes(x)	7.750	07/01/26	325	318,024

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	25	26,127
				923,717
Mining 0.3%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31	50	55,047

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	02/21/30	80	$82,605
First Quantum Minerals Ltd. (Zambia), Sec’d. Notes, 144A	9.375	03/01/29	200	211,146
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	75	75,024
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30	50	48,190
				472,012
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27	100	102,833
Oil & Gas 1.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	380	367,220
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	154,537

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	50	50,465
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.000	12/15/29	75	76,687
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	225	224,731
Gtd. Notes, 144A	8.750	07/01/31	40	41,687

Comstock Resources, Inc., Gtd. Notes, 144A	6.750	03/01/29	50	50,121
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	25	24,366
Gtd. Notes, 144A	9.250	02/15/28	55	56,941

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.000	02/01/31	100	94,247
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28	90	92,697
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27	75	75,958
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.700	02/16/32	46	45,579
Gtd. Notes, MTN	8.750	06/02/29	205	219,350

Sunoco LP, Sr. Unsec’d. Notes, 144A	5.875	07/15/27	50	50,038
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	50	48,982
Gtd. Notes, 144A	7.000	09/15/28	25	25,767
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	200	208,628
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	200	211,552

Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	50	52,053
				2,171,606
Packaging & Containers 0.5%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	170	171,637
Ball Corp., Gtd. Notes	6.000	06/15/29	75	77,291

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650%	01/15/27	230	$223,193
Sr. Sec’d. Notes	5.800	06/15/31	50	52,999
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	50	50,065
Sr. Sec’d. Notes, 144A	6.750	04/15/32	25	25,253

Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29	100	95,383
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	25,434
				721,255
Pharmaceuticals 0.2%
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	100	96,502
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	100	90,654
CVS Health Corp., Jr. Sub. Notes	7.000(ff)	03/10/55	40	42,189
				229,345
Pipelines 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	25	25,038
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	50	49,669
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	15	15,929
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	70	71,845
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	220	220,635
Sr. Unsec’d. Notes	5.200	04/01/30	35	36,219
Sr. Unsec’d. Notes	6.100	12/01/28	40	42,039

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.099(c)	08/16/77	230	229,981
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	160	158,981
Sr. Unsec’d. Notes	4.800	02/15/31	40	40,483

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	95	94,804
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	210	199,750
Gtd. Notes	4.550	07/15/28	100	100,863
Gtd. Notes	5.650	11/01/28	35	36,387

Targa Resources Corp., Gtd. Notes	5.200	07/01/27	125	126,956
Tennessee Gas Pipeline Co. LLC, Gtd. Notes, 144A	2.900	03/01/30	300	283,213
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.250	05/15/30	90	86,191
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	175	176,832
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.650	07/01/26	130	130,080
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	220	211,150

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.625%	06/30/30		100	$101,109
Sr. Unsec’d. Notes	5.400	03/02/26		70	70,221
					2,508,375
Real Estate 0.0%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30		30	31,347
Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp., Sr. Unsec’d. Notes	3.600	01/15/28		70	69,286
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900	03/15/27		95	94,691
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28		90	91,203
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28		75	75,086
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28		75	76,432
Sr. Unsec’d. Notes	4.750	02/15/29		160	163,323

SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		200	199,011
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		15	15,110
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		25	24,812
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		50	52,253

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28		75	71,324
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		200	202,324
					1,134,855
Retail 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	24,702
AutoNation, Inc., Sr. Unsec’d. Notes	1.950	08/01/28		200	188,224
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		75	78,404
Sr. Sec’d. Notes, 144A	9.000	06/01/31		54	60,302

EG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	125,411
Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		42	41,360
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		25	25,040
					543,443
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.600	07/15/30		360	367,020
Sr. Unsec’d. Notes	5.050	07/12/29		89	91,930
					458,950

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Shipbuilding 0.1%
Huntington Ingalls Industries, Inc., Gtd. Notes	4.200%	05/01/30		140	$138,585
Software 0.2%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		40	36,176
Gtd. Notes, 144A	9.250	06/01/30		75	69,214

Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	61,518
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		50	50,020
					216,928
Telecommunications 0.6%
EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29		150	165,375
Frontier Communications Holdings LLC, Sec’d. Notes, 144A	6.750	05/01/29		100	101,036
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	7.000	03/31/34		60	61,533
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.567	07/16/27		200	201,533
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29		130	132,343
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		115	114,478
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes(x)	4.000	01/31/29	GBP	100	124,931
					901,229
Transportation 0.1%
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		155	148,238
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		75	75,443

Total Corporate Bonds (cost $29,834,567)					30,147,808
Residential Mortgage-Backed Securities 5.7%
Angel Oak Mortgage Trust, Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70		296	296,186
Bravo Residential Funding Trust, Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65		294	293,668
BRAVO Residential Funding Trust, Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64		170	171,196
COLT Mortgage Loan Trust, Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		88	88,642
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.172(c)	03/25/42		100	102,541
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	10.872(c)	06/25/42		100	108,065
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.472(c)	12/25/42		59	60,407
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		291	290,569
Series 2025-H08, Class A1, 144A	5.003(cc)	11/25/70		297	297,412

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Cross Mortgage Trust, (cont’d.)
Series 2025-H09, Class A1, 144A	5.036%(cc)	11/25/70		300	$300,627
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		293	293,837
Series 2025-NQM02, Class A1, 144A	5.596(cc)	06/25/70		180	181,108
Series 2025-NQM05, Class A1, 144A	5.033(cc)	11/25/70		298	297,913

Fannie Mae REMIC, Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		210	212,243
Freddie Mac REMIC, Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		161	162,852
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	5.021(cc)	11/25/29		300	299,920
GS Mortgage-Backed Securities Trust, Series 2025-DSC02, Class A1, 144A	5.038(cc)	01/25/66		397	397,334
HOMES Trust,
Series 2025-AFC04, Class A1A, 144A	5.149(cc)	11/25/60		200	200,573
Series 2025-NQM05, Class A1, 144A	5.027(cc)	09/25/70		396	396,485

Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		281	281,347
Lugo Funding DAC (Spain), Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.559(c)	05/26/66	EUR	100	114,998
MFA Trust, Series 2025-NQM04, Class A1, 144A	5.229(cc)	08/25/70		396	398,400
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		181	182,001
NYMT Loan Trust, Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60		398	399,064
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		90	91,390
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		186	187,594
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		267	268,697
Series 2025-NQM20, Class A1, 144A	5.021(cc)	10/25/65		198	199,256
Series 2025-NQM21, Class A1, 144A	4.989(cc)	10/25/65		400	400,901

PMT Credit Risk Transfer Trust, Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.572(c)	05/25/33		343	346,797
PRPM LLC, Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		168	165,262
Roc Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		200	200,946
Santander Mortgage Asset Receivable Trust, Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		295	294,415
Verus Securitization Trust, Series 2025-11, Class A1, 144A	4.914(cc)	11/25/70		300	300,663

Total Residential Mortgage-Backed Securities (cost $8,244,080)					8,283,309
Sovereign Bonds 1.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	40	37,340
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		93	77,187
Sr. Unsec’d. Notes	1.000	07/09/29		199	173,935

Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.750	09/19/28	EUR	200	231,511
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	6.875	01/29/26		100	100,100
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		200	202,500

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		200	198,694
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	150	165,670

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	100	$115,273

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750	06/15/26		200	199,978
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30		90	92,254

Total Sovereign Bonds (cost $1,546,696)					1,594,442
U.S. Government Agency Obligations 9.8%
Federal Home Loan Mortgage Corp.	2.500	04/01/51		38	32,134
Federal Home Loan Mortgage Corp.	3.000	07/01/46		69	64,267
Federal Home Loan Mortgage Corp.	3.000	02/01/52		92	81,975
Federal Home Loan Mortgage Corp.	3.500	10/01/45		181	172,210
Federal Home Loan Mortgage Corp.	3.500	09/01/46		405	386,595
Federal Home Loan Mortgage Corp.	3.500	05/01/52		245	227,197
Federal Home Loan Mortgage Corp.	4.000	05/01/52		57	54,656
Federal Home Loan Mortgage Corp.	5.000	09/01/52		297	298,324
Federal Home Loan Mortgage Corp.	5.000	11/01/52		235	236,277
Federal Home Loan Mortgage Corp.	5.500	08/01/52		68	68,900
Federal Home Loan Mortgage Corp.	5.500	10/01/52		302	307,361
Federal Home Loan Mortgage Corp.	5.500	11/01/52		383	389,827
Federal Home Loan Mortgage Corp.	5.500	09/01/54		483	489,269
Federal Home Loan Mortgage Corp.	5.500	11/01/54		764	774,455
Federal Home Loan Mortgage Corp.	5.500	01/01/55		1,478	1,497,377
Federal Home Loan Mortgage Corp.	6.000	04/01/53		192	197,512
Federal National Mortgage Assoc.	1.500	03/01/36		146	132,301
Federal National Mortgage Assoc.	2.000	02/01/36		608	563,114
Federal National Mortgage Assoc.	2.500	09/01/50		159	136,896
Federal National Mortgage Assoc.	2.500	06/01/51		175	149,558
Federal National Mortgage Assoc.	2.500	10/01/51		228	195,344
Federal National Mortgage Assoc.	3.000	10/01/44		216	200,462
Federal National Mortgage Assoc.	3.000	06/01/51		456	406,953
Federal National Mortgage Assoc.	3.500	02/01/52		403	375,042
Federal National Mortgage Assoc.	4.000	05/01/52		134	128,426
Federal National Mortgage Assoc.	4.500	06/01/52		467	459,751
Federal National Mortgage Assoc.	5.000	08/01/52		457	458,585
Federal National Mortgage Assoc.	5.000	10/01/52		1,525	1,531,267
Federal National Mortgage Assoc.	5.000	01/01/55		291	290,388
Federal National Mortgage Assoc.	5.500	10/01/52		590	599,643
Federal National Mortgage Assoc.	5.500	12/01/54		869	879,805
Government National Mortgage Assoc.	2.000	09/20/50		286	237,934
Government National Mortgage Assoc.	2.000	03/20/51		246	204,505
Government National Mortgage Assoc.	3.000	11/20/51		109	98,279
Government National Mortgage Assoc.	3.500	03/20/52		162	150,039
Government National Mortgage Assoc.	4.000	01/20/50		214	205,650
Government National Mortgage Assoc.	4.500	08/20/52		96	94,172
Government National Mortgage Assoc.	5.500	08/20/54		441	446,619
Government National Mortgage Assoc.	5.500	10/20/54		469	474,163
Government National Mortgage Assoc.	6.500	TBA		500	514,589

Total U.S. Government Agency Obligations (cost $13,990,373)					14,211,821
U.S. Treasury Obligations 31.8%
U.S. Treasury Bonds(k)	4.750	02/15/45		350	355,797
U.S. Treasury Notes	0.500	04/30/27		3,175	3,041,923
U.S. Treasury Notes(k)	0.750	05/31/26		375	369,419
U.S. Treasury Notes	0.875	09/30/26		55	53,741
U.S. Treasury Notes	1.250	11/30/26		5,200	5,078,531
U.S. Treasury Notes(k)	1.250	12/31/26		7,810	7,614,140

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.000%	11/15/26	4,000	$3,937,656
U.S. Treasury Notes	2.375	03/31/29	4,410	4,252,205
U.S. Treasury Notes	3.125	08/31/27	7,050	7,001,256
U.S. Treasury Notes	3.625	08/31/27	5,205	5,213,539
U.S. Treasury Notes(k)	4.125	02/28/27	8,960	9,016,700

Total U.S. Treasury Obligations (cost $45,826,446)				45,934,907

	Shares
Affiliated Exchange-Traded Funds 5.7%
PGIM AAA CLO ETF	132,300	6,806,835

PGIM Active High Yield Bond ETF	5,718	203,475

PGIM Corporate Bond 0-5 Year ETF	25,000	1,264,538

Total Affiliated Exchange-Traded Funds (cost $8,248,550)(wa)		8,274,848

Total Long-Term Investments (cost $140,045,224)		141,376,121

Short-Term Investments 0.9%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $1,276,256)(wa)	1,276,256	1,276,256
Options Purchased*~ 0.0%
(cost $9,556)		7,365

Total Short-Term Investments (cost $1,285,812)		1,283,621

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.7% (cost $141,331,036)		142,659,742
Options Written*~ (0.0)%
(premiums received $37,247)		(35,085)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.7% (cost $141,293,789)		142,624,657
Other assets in excess of liabilities 1.3%		1,862,818

Net Assets 100.0%		$144,487,475

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
SGD—Singapore Dollar

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
COP—Certificates of Participation
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,694 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	09/24/25	$89,750	$90,654	0.1%
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/23/24	9,750	21,018	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	23,298	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	07/19/23-09/09/25	310,703	318,024	0.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	07/19/23	24,676	26,127	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-05/22/25	151,656	165,375	0.1
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 4.000%, 01/31/29	07/19/23	104,640	124,931	0.1
Total		$702,050	$769,427	0.5%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $3,526,484)	5.500%	TBA	01/14/26	(3,500)	$(3,541,387)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		2		5	$13
(cost $29)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		323	$1
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		645	3
Currency Option EUR vs CZK	Call	JPM	12/04/25	26.00	—	EUR	134	—
Currency Option EUR vs HUF	Call	CITI	12/11/25	420.00	—	EUR	68	—
Currency Option EUR vs PLN	Call	JPM	01/20/26	5.00	—	EUR	31	—
Currency Option EUR vs RON	Call	MSI	12/04/25	5.70	—	EUR	67	—
Currency Option EUR vs TRY	Call	CITI	12/08/25	99.00	—	EUR	269	26
Currency Option EUR vs TRY	Call	BOA	12/22/25	99.00	—	EUR	74	37
Currency Option EUR vs TRY	Call	BOA	12/23/25	99.00	—	EUR	259	126
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70	—		430	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,650.00	—		195	—
Currency Option USD vs KRW	Call	CITI	12/30/25	1,650.00	—		170	—
Currency Option USD vs TRY	Call	JPM	12/04/25	99.00	—		77	1
Currency Option USD vs TRY	Call	MSI	12/09/25	99.00	—		79	11
Currency Option USD vs TRY	Call	JPM	12/12/25	99.00	—		278	51
Currency Option USD vs TRY	Call	JPM	12/30/25	99.00	—		85	49
Currency Option USD vs TWD	Call	MSI	12/11/25	35.00	—		79	—
Currency Option USD vs TWD	Call	JPM	12/30/25	34.00	—		84	9
Currency Option EUR vs PLN	Put	JPM	01/20/26	4.20	—	EUR	93	197
Currency Option USD vs BRL	Put	MSI	12/04/25	5.00	—		231	—
Currency Option USD vs BRL	Put	CITI	12/23/25	5.00	—		85	—
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90	—		430	5
Currency Option USD vs COP	Put	CITI	12/30/25	3,400.00	—		85	4
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		185	—
Currency Option USD vs JPY	Put	CITI	12/02/25	125.00	—		150	—
Currency Option USD vs JPY	Put	MSI	12/04/25	140.00	—		77	—
Currency Option USD vs TWD	Put	JPM	12/30/25	27.00	—		79	3
Currency Option USD vs ZAR	Put	MSI	12/12/25	15.00	—		37	—
Currency Option USD vs ZAR	Put	CITI	12/23/25	16.00	—		85	2
Total OTC Traded (cost $1,655)								$525

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 4.120%	3.21%(A)	1,340	$6,826
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 4.120%	8.19%(A)	1,340	1
Total OTC Swaptions (cost $7,872)								$6,827
Total Options Purchased (cost $9,556)								$7,365

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		1		3	$(6)
(premiums received $5)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	JPM	12/04/25	24.36		—	EUR	134	$(34)
Currency Option EUR vs HUF	Call	CITI	12/11/25	387.00		—	EUR	68	(86)
Currency Option EUR vs PLN	Call	JPM	01/20/26	4.29		—	EUR	31	(119)
Currency Option EUR vs RON	Call	MSI	12/04/25	5.11		—	EUR	67	(96)
Currency Option EUR vs TRY	Call	CITI	12/08/25	51.25		—	EUR	269	(763)
Currency Option EUR vs TRY	Call	BOA	12/22/25	51.50		—	EUR	74	(596)
Currency Option EUR vs TRY	Call	BOA	12/23/25	51.50		—	EUR	259	(2,290)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		430	—
Currency Option USD vs KRW	Call	JPM	12/22/25	1,385.00		—		195	(10,752)
Currency Option USD vs KRW	Call	CITI	12/30/25	1,470.00		—		170	(1,340)
Currency Option USD vs TRY	Call	JPM	12/04/25	43.10		—		77	(113)
Currency Option USD vs TRY	Call	MSI	12/09/25	43.23		—		79	(242)
Currency Option USD vs TRY	Call	JPM	12/12/25	43.35		—		278	(1,130)
Currency Option USD vs TRY	Call	JPM	12/30/25	43.45		—		85	(853)
Currency Option USD vs TWD	Call	MSI	12/11/25	30.50		—		79	(2,443)
Currency Option USD vs TWD	Call	JPM	12/30/25	30.60		—		84	(2,385)
Currency Option USD vs BRL	Put	MSI	12/04/25	5.35		—		231	(1,149)
Currency Option USD vs BRL	Put	CITI	12/23/25	5.36		—		85	(794)
Currency Option USD vs COP	Put	CITI	12/30/25	3,800.00		—		85	(1,652)
Currency Option USD vs JPY	Put	CITI	12/02/25	154.00		—		150	(49)
Currency Option USD vs JPY	Put	MSI	12/04/25	153.75		—		77	(48)
Currency Option USD vs TWD	Put	JPM	12/30/25	30.50		—		79	(132)
Currency Option USD vs ZAR	Put	MSI	12/12/25	17.10		—		37	(217)
Currency Option USD vs ZAR	Put	CITI	12/23/25	17.25		—		85	(1,088)
Total OTC Traded (premiums received $29,387)									$(28,371)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 4.120%	1,340	$(4,018)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 4.120%	1,340	(2,690)
Total OTC Swaptions (premiums received $7,855)								$(6,708)
Total Options Written (premiums received $37,247)								$(35,085)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
205	2 Year U.S. Treasury Notes	Mar. 2026	$42,816,172	$25,359
34	20 Year U.S. Treasury Bonds	Mar. 2026	3,992,875	33,270
				58,629
Short Positions:
2	5 Year Euro-Bobl	Mar. 2026	271,383	126
24	5 Year U.S. Treasury Notes	Mar. 2026	2,634,375	(1,015)
11	10 Year U.S. Treasury Notes	Mar. 2026	1,246,781	(187)
13	10 Year U.S. Ultra Treasury Notes	Mar. 2026	1,510,641	(10,760)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Futures contracts outstanding at November 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
22	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	$2,660,625	$(24,198)
1	Euro Schatz Index	Mar. 2026	124,128	5
				(36,029)
				$22,600
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/25	GSI	BRL	2,112	$392,538	$395,159	$2,621	$—
Expiring 02/03/26	GSI	BRL	2,112	387,300	389,542	2,242	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	61,107	64,000	65,862	1,862	—
Expiring 12/17/25	CACI	CLP	50,049	51,594	53,945	2,351	—
Expiring 12/17/25	TD	CLP	43,059	46,000	46,410	410	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	760	107,000	107,608	608	—
Expiring 12/17/25	CITI	CNH	674	95,000	95,514	514	—
Expiring 12/17/25	HSBC	CNH	1,048	148,000	148,487	487	—
Expiring 12/17/25	JPM	CNH	1,399	197,000	198,150	1,150	—
Expiring 12/17/25	JPM	CNH	774	109,000	109,582	582	—
Expiring 12/17/25	MSI	CNH	888	125,000	125,762	762	—
Expiring 12/17/25	MSI	CNH	745	105,000	105,518	518	—
Expiring 12/17/25	MSI	CNH	347	49,000	49,213	213	—
Colombian Peso,
Expiring 12/17/25	BARC	COP	179,611	47,819	47,716	—	(103)
Expiring 12/17/25	BNP	COP	260,451	69,000	69,192	192	—
Expiring 12/17/25	BOA	COP	224,321	57,000	59,593	2,593	—
Expiring 12/17/25	GSI	COP	276,911	71,000	73,564	2,564	—
Expiring 12/17/25	MIZ	COP	202,436	52,000	53,779	1,779	—
Expiring 12/17/25	MIZ	COP	183,971	48,000	48,875	875	—
Expiring 12/17/25	MIZ	COP	146,765	38,000	38,991	991	—
Czech Koruna,
Expiring 01/22/26	BARC	CZK	1,518	73,000	72,946	—	(54)
Euro,
Expiring 01/22/26	CITI	EUR	56	64,613	65,173	560	—
Expiring 01/22/26	CITI	EUR	31	37,000	36,654	—	(346)
Expiring 01/22/26	MSI	EUR	289	332,873	336,065	3,192	—
Expiring 01/22/26	MSI	EUR	254	293,605	296,028	2,423	—
Hungarian Forint,
Expiring 01/22/26	BARC	HUF	16,981	51,000	51,481	481	—
Expiring 01/22/26	DB	HUF	31,485	95,000	95,451	451	—
Indian Rupee,
Expiring 12/17/25	BNY	INR	16,646	186,566	186,085	—	(481)
Expiring 12/17/25	BOA	INR	8,959	100,500	100,149	—	(351)
Expiring 12/17/25	BOA	INR	3,000	34,000	33,531	—	(469)
Expiring 12/17/25	CITI	INR	7,841	88,000	87,657	—	(343)
Expiring 12/17/25	CITI	INR	7,439	83,500	83,160	—	(340)
Expiring 12/17/25	CITI	INR	2,768	31,050	30,939	—	(111)
Expiring 12/17/25	HSBC	INR	6,336	71,000	70,830	—	(170)
Expiring 12/17/25	HSBC	INR	3,282	37,000	36,689	—	(311)
Expiring 12/17/25	MIZ	INR	6,861	77,000	76,695	—	(305)
Expiring 12/17/25	MSI	INR	58,208	657,012	650,704	—	(6,308)
Expiring 12/17/25	MSI	INR	3,742	42,000	41,836	—	(164)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	1,397,113	$84,000	$83,946	$—	$(54)
Expiring 12/17/25	CITI	IDR	1,281,742	77,000	77,014	14	—
Expiring 12/17/25	CITI	IDR	1,281,242	77,000	76,984	—	(16)
Expiring 12/17/25	HSBC	IDR	2,175,129	131,000	130,694	—	(306)
Expiring 12/17/25	HSBC	IDR	1,319,490	79,000	79,282	282	—
Expiring 12/17/25	HSBC	IDR	1,263,955	77,000	75,945	—	(1,055)
Expiring 12/17/25	HSBC	IDR	1,192,913	72,000	71,677	—	(323)
Expiring 12/17/25	HSBC	IDR	1,051,104	64,000	63,156	—	(844)
Expiring 12/17/25	HSBC	IDR	1,031,320	62,000	61,967	—	(33)
Expiring 12/17/25	HSBC	IDR	922,908	56,000	55,453	—	(547)
Expiring 12/17/25	HSBC	IDR	761,406	45,500	45,749	249	—
Expiring 12/17/25	HSBC	IDR	706,974	43,000	42,479	—	(521)
Japanese Yen,
Expiring 01/22/26	BNP	JPY	18,679	124,094	120,245	—	(3,849)
Expiring 01/22/26	MSI	JPY	7,395	49,143	47,606	—	(1,537)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	2,497	83,400	79,439	—	(3,961)
Peruvian Nuevo Sol,
Expiring 12/17/25	BOA	PEN	262	77,000	77,911	911	—
Expiring 12/17/25	BOA	PEN	179	53,000	53,090	90	—
Expiring 12/17/25	BOA	PEN	172	49,000	51,208	2,208	—
Expiring 12/17/25	CITI	PEN	384	109,068	114,191	5,123	—
Expiring 12/17/25	CITI	PEN	261	77,000	77,513	513	—
Expiring 12/17/25	CITI	PEN	226	67,000	67,182	182	—
Expiring 12/17/25	CITI	PEN	211	62,000	62,598	598	—
Expiring 12/17/25	CITI	PEN	206	61,000	61,189	189	—
Expiring 12/17/25	CITI	PEN	192	54,504	57,095	2,591	—
Expiring 12/17/25	CITI	PEN	192	54,617	57,095	2,478	—
Expiring 12/17/25	CITI	PEN	173	51,000	51,529	529	—
Expiring 12/17/25	CITI	PEN	166	47,000	49,219	2,219	—
Expiring 12/17/25	CITI	PEN	147	43,500	43,707	207	—
Expiring 12/17/25	CITI	PEN	120	35,600	35,744	144	—
Expiring 12/17/25	CITI	PEN	91	26,860	27,101	241	—
Expiring 12/17/25	CITI	PEN	75	21,842	22,177	335	—
Expiring 12/17/25	CITI	PEN	74	21,838	22,027	189	—
Philippine Peso,
Expiring 12/17/25	CITI	PHP	6,493	110,000	110,707	707	—
Expiring 12/17/25	CITI	PHP	3,790	64,000	64,622	622	—
Expiring 12/17/25	CITI	PHP	3,124	53,000	53,260	260	—
Expiring 12/17/25	CITI	PHP	1,717	30,000	29,274	—	(726)
Expiring 12/17/25	CITI	PHP	1,563	26,700	26,654	—	(46)
Expiring 12/17/25	HSBC	PHP	6,898	117,000	117,621	621	—
Expiring 12/17/25	HSBC	PHP	5,359	91,000	91,369	369	—
Expiring 12/17/25	HSBC	PHP	3,544	60,139	60,419	280	—
Expiring 12/17/25	MSI	PHP	20,397	354,783	347,775	—	(7,008)
Expiring 12/17/25	MSI	PHP	3,633	62,300	61,949	—	(351)
Expiring 12/17/25	MSI	PHP	2,592	44,000	44,194	194	—
Singapore Dollar,
Expiring 12/17/25	CITI	SGD	69	54,000	53,514	—	(486)
Expiring 12/17/25	HSBC	SGD	127	98,000	98,456	456	—
Expiring 12/17/25	MSI	SGD	97	75,000	75,181	181	—
Expiring 12/17/25	MSI	SGD	68	53,000	52,426	—	(574)
South African Rand,
Expiring 12/17/25	BARC	ZAR	1,127	64,070	65,744	1,674	—
South Korean Won,
Expiring 12/17/25	MIZ	KRW	111,157	77,001	75,821	—	(1,180)
Expiring 12/17/25	MIZ	KRW	105,411	73,000	71,902	—	(1,098)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/17/25	MIZ	KRW	76,362	$53,000	$52,088	$—	$(912)
Expiring 12/17/25	MIZ	KRW	72,534	50,000	49,475	—	(525)
Expiring 12/17/25	MSI	KRW	39,401	27,000	26,875	—	(125)
Thai Baht,
Expiring 12/17/25	BOA	THB	1,356	42,000	42,184	184	—
Expiring 12/17/25	CITI	THB	2,632	81,000	81,872	872	—
Expiring 12/17/25	CITI	THB	2,081	64,000	64,731	731	—
Expiring 12/17/25	CITI	THB	1,573	49,000	48,951	—	(49)
Expiring 12/17/25	HSBC	THB	1,472	45,000	45,792	792	—
Expiring 12/17/25	HSBC	THB	1,240	38,000	38,590	590	—
Expiring 12/17/25	JPM	THB	1,855	57,000	57,708	708	—
Expiring 12/17/25	MSI	THB	3,423	106,000	106,475	475	—
Expiring 12/17/25	MSI	THB	1,102	34,000	34,287	287	—
Turkish Lira,
Expiring 12/17/25	GSI	TRY	3,636	84,000	84,212	212	—
Expiring 12/17/25	MIZ	TRY	4,432	102,000	102,666	666	—
				$8,988,929	$9,013,541	60,594	(35,982)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 12/02/25	GSI	BRL	2,112	$393,057	$395,159	$—	$(2,102)
British Pound,
Expiring 01/22/26	CSIN	GBP	104	138,398	137,815	583	—
Chilean Peso,
Expiring 12/17/25	BNP	CLP	64,916	69,000	69,968	—	(968)
Expiring 12/17/25	BOA	CLP	66,002	70,000	71,139	—	(1,139)
Expiring 12/17/25	BOA	CLP	53,896	57,000	58,090	—	(1,090)
Expiring 12/17/25	BOA	CLP	38,470	40,000	41,464	—	(1,464)
Expiring 12/17/25	CITI	CLP	39,304	41,000	42,362	—	(1,362)
Expiring 12/17/25	HSBC	CLP	68,334	72,000	73,652	—	(1,652)
Expiring 12/17/25	MIZ	CLP	61,121	65,000	65,877	—	(877)
Expiring 12/17/25	MSI	CLP	58,543	63,000	63,099	—	(99)
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	389	55,000	55,133	—	(133)
Expiring 12/17/25	HSBC	CNH	518	73,056	73,440	—	(384)
Expiring 12/17/25	TD	CNH	4,205	593,190	595,662	—	(2,472)
Colombian Peso,
Expiring 12/17/25	CITI	COP	113,361	29,000	30,116	—	(1,116)
Expiring 12/17/25	CITI	COP	112,141	28,710	29,792	—	(1,082)
Expiring 12/17/25	GSI	COP	65,276	16,319	17,341	—	(1,022)
Expiring 12/17/25	GSI	COP	57,591	14,357	15,299	—	(942)
Expiring 12/17/25	HSBC	COP	112,898	29,000	29,992	—	(992)
Czech Koruna,
Expiring 01/22/26	MSI	CZK	2,417	116,017	116,151	—	(134)
Euro,
Expiring 01/22/26	BARC	EUR	1,385	1,623,189	1,612,099	11,090	—
Expiring 01/22/26	DB	EUR	1,847	2,146,733	2,149,466	—	(2,733)
Expiring 01/22/26	JPM	EUR	1,385	1,618,448	1,612,100	6,348	—
Hungarian Forint,
Expiring 01/22/26	HSBC	HUF	15,691	46,577	47,571	—	(994)
Expiring 01/22/26	JPM	HUF	19,316	58,000	58,559	—	(559)
Indian Rupee,
Expiring 12/17/25	BOA	INR	21,429	243,000	239,555	3,445	—

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/17/25	BOA	INR	4,935	$56,000	$55,173	$827	$—
Expiring 12/17/25	BOA	INR	4,873	55,000	54,480	520	—
Expiring 12/17/25	CITI	INR	5,485	62,000	61,318	682	—
Expiring 12/17/25	CITI	INR	4,433	50,000	49,556	444	—
Expiring 12/17/25	MIZ	INR	4,358	49,000	48,712	288	—
Expiring 12/17/25	MSI	INR	13,010	147,200	145,440	1,760	—
Expiring 12/17/25	MSI	INR	5,825	66,000	65,123	877	—
Indonesian Rupiah,
Expiring 12/17/25	BOA	IDR	1,939,903	116,000	116,560	—	(560)
Expiring 12/17/25	BOA	IDR	1,052,100	63,000	63,216	—	(216)
Expiring 12/17/25	BOA	IDR	715,524	43,000	42,993	7	—
Expiring 12/17/25	BOA	IDR	665,304	40,000	39,975	25	—
Expiring 12/17/25	CITI	IDR	1,292,291	77,000	77,648	—	(648)
Expiring 12/17/25	CITI	IDR	825,250	50,000	49,586	414	—
Expiring 12/17/25	HSBC	IDR	630,762	38,000	37,900	100	—
Expiring 12/17/25	HSBC	IDR	331,948	19,950	19,945	5	—
Expiring 12/17/25	HSBC	IDR	284,568	17,100	17,098	2	—
Expiring 12/17/25	JPM	IDR	1,231,932	74,532	74,021	511	—
Expiring 12/17/25	JPM	IDR	714,445	43,000	42,928	72	—
Expiring 12/17/25	MIZ	IDR	819,682	49,000	49,251	—	(251)
Expiring 12/17/25	MSI	IDR	703,080	42,000	42,245	—	(245)
Peruvian Nuevo Sol,
Expiring 12/17/25	BOA	PEN	119	35,400	35,495	—	(95)
Expiring 12/17/25	CITI	PEN	301	89,000	89,547	—	(547)
Expiring 12/17/25	CITI	PEN	277	82,000	82,352	—	(352)
Expiring 12/17/25	CITI	PEN	231	66,000	68,678	—	(2,678)
Expiring 12/17/25	CITI	PEN	214	63,000	63,512	—	(512)
Expiring 12/17/25	CITI	PEN	200	59,000	59,547	—	(547)
Expiring 12/17/25	CITI	PEN	169	48,000	50,128	—	(2,128)
Expiring 12/17/25	CITI	PEN	164	47,000	48,875	—	(1,875)
Expiring 12/17/25	CITI	PEN	164	47,000	48,814	—	(1,814)
Expiring 12/17/25	CITI	PEN	164	47,000	48,818	—	(1,818)
Expiring 12/17/25	CITI	PEN	158	45,000	46,894	—	(1,894)
Expiring 12/17/25	CITI	PEN	137	39,000	40,628	—	(1,628)
Expiring 12/17/25	CITI	PEN	122	35,000	36,323	—	(1,323)
Expiring 12/17/25	CITI	PEN	94	28,000	28,077	—	(77)
Expiring 12/17/25	CITI	PEN	79	23,600	23,629	—	(29)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	3,529	60,500	60,163	337	—
Expiring 12/17/25	CITI	PHP	3,503	60,000	59,723	277	—
Expiring 12/17/25	CITI	PHP	3,393	58,000	57,856	144	—
Expiring 12/17/25	CITI	PHP	3,347	57,000	57,066	—	(66)
Expiring 12/17/25	CITI	PHP	2,819	48,000	48,060	—	(60)
Expiring 12/17/25	CITI	PHP	1,431	24,150	24,398	—	(248)
Expiring 12/17/25	CITI	PHP	1,210	20,540	20,636	—	(96)
Expiring 12/17/25	HSBC	PHP	5,055	86,000	86,194	—	(194)
Expiring 12/17/25	HSBC	PHP	4,020	69,000	68,549	451	—
Expiring 12/17/25	HSBC	PHP	3,325	57,000	56,697	303	—
Polish Zloty,
Expiring 01/22/26	CITI	PLN	269	74,000	73,765	235	—
Expiring 01/22/26	JPM	PLN	430	118,000	117,903	97	—
Expiring 01/22/26	JPM	PLN	211	57,500	57,743	—	(243)
Expiring 01/22/26	MSI	PLN	345	94,134	94,552	—	(418)
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	58	45,000	44,845	155	—
Expiring 12/17/25	BOA	SGD	37	29,000	28,628	372	—
Expiring 12/17/25	CITI	SGD	121	94,000	93,653	347	—

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/17/25	CITI	SGD	49	$38,000	$37,488	$512	$—
Expiring 12/17/25	JPM	SGD	78	60,000	59,941	59	—
Expiring 12/17/25	JPM	SGD	73	57,000	56,039	961	—
Expiring 12/17/25	MSI	SGD	983	769,484	759,632	9,852	—
Expiring 12/17/25	MSI	SGD	99	76,000	76,322	—	(322)
Expiring 12/17/25	MSI	SGD	3	2,542	2,517	25	—
Expiring 12/17/25	TD	SGD	70	54,000	54,010	—	(10)
South African Rand,
Expiring 12/17/25	BOA	ZAR	925	54,000	53,987	13	—
Expiring 12/17/25	CITI	ZAR	483	28,000	28,204	—	(204)
South Korean Won,
Expiring 12/17/25	BOA	KRW	153,670	105,000	104,818	182	—
Expiring 12/17/25	BOA	KRW	141,204	99,000	96,315	2,685	—
Expiring 12/17/25	BOA	KRW	95,220	67,000	64,950	2,050	—
Expiring 12/17/25	CITI	KRW	119,129	84,000	81,258	2,742	—
Expiring 12/17/25	MSI	KRW	153,104	107,000	104,432	2,568	—
Expiring 12/17/25	MSI	KRW	130,461	89,000	88,987	13	—
Expiring 12/17/25	MSI	KRW	128,269	88,000	87,492	508	—
Thai Baht,
Expiring 12/17/25	CITI	THB	1,140	36,000	35,469	531	—
Expiring 12/17/25	CITI	THB	1,010	32,000	31,408	592	—
Expiring 12/17/25	HSBC	THB	5,141	160,066	159,944	122	—
Expiring 12/17/25	HSBC	THB	3,448	106,000	107,271	—	(1,271)
Expiring 12/17/25	HSBC	THB	2,089	65,345	64,982	363	—
Expiring 12/17/25	JPM	THB	1,871	58,000	58,200	—	(200)
Expiring 12/17/25	MIZ	THB	1,689	52,000	52,540	—	(540)
Expiring 12/17/25	MSI	THB	5,141	163,183	159,944	3,239	—
Expiring 12/17/25	MSI	THB	2,646	82,000	82,321	—	(321)
Expiring 12/17/25	MSI	THB	1,526	47,000	47,465	—	(465)
Expiring 12/17/25	MSI	THB	1,485	46,000	46,195	—	(195)
Expiring 12/17/25	MSI	THB	851	27,000	26,467	533	—
				$13,315,277	$13,304,415	58,268	(47,406)
						$118,862	$(83,388)
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	90	$(494)	$(272)	$(222)	BARC
Republic of Italy	12/20/30	1.000%(Q)	135	(4,722)	(5,164)	442	BARC
				$(5,216)	$(5,436)	$220

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	100	0.363%	$2,891	$2,513	$378	GSI

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Bank of America Corp.	12/20/25	1.000%(Q)		380	0.229%	$916	$184	$732	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		40	0.229%	97	15	82	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		40	0.234%	96	15	81	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		360	0.299%	3,352	2,639	713	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	110	0.137%	316	70	246	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		50	0.475%	244	168	76	BARC
Hellenic Republic	12/20/26	1.000%(Q)		110	0.076%	1,280	1,058	222	BARC
Hellenic Republic	06/20/27	1.000%(Q)		15	0.117%	232	162	70	BARC
Hellenic Republic	12/20/27	1.000%(Q)		10	0.138%	193	130	63	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		132	0.181%	1,390	1,174	216	MSI
Kingdom of Norway	12/20/25	—%(Q)		140	0.035%	(3)	(7)	4	BARC
Kingdom of Norway	12/20/26	—%(Q)		140	*	(62)	(74)	12	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		15	0.189%	66	35	31	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		15	0.209%	96	62	34	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	97	0.029%	833	619	214	BARC
Morgan Stanley	12/20/25	1.000%(Q)		40	0.206%	97	15	82	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		100	*	664	—	664	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		175	*	3,030	(24)	3,054	GSI
Republic of Argentina	12/20/26	5.000%(Q)		100	6.092%	(87)	(1,077)	990	MSI
Republic of France	12/20/30	0.250%(Q)		90	0.312%	(210)	(561)	351	BARC
Republic of France	06/20/35	0.250%(Q)		30	0.615%	(854)	(1,011)	157	BARC
Republic of France	06/20/35	0.250%(Q)		20	0.615%	(570)	(698)	128	BARC
Republic of Italy	12/20/30	1.000%(Q)		135	0.293%	4,722	3,871	851	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		50	1.315%	(142)	(1,184)	1,042	MSI
Republic of Kazakhstan	12/20/25	1.000%(T)		146	0.203%	354	65	289	BARC
Republic of Panama	06/20/26	1.000%(Q)		37	0.515%	171	104	67	CITI
Republic of Romania	12/20/26	1.000%(Q)		12	0.383%	101	63	38	BOA
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		93	0.126%	1,034	867	167	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		65	1.534%	(67)	(245)	178	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		60	0.191%	625	521	104	MSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	80	0.051%	56	(26)	82	BARC

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	285	0.069%	$497	$245	$252	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		40	0.131%	271	158	113	GSI
						$21,629	$9,846	$11,783

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	20,250	0.512%	$438,114	$494,869	$56,755
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.120%	$—	$(13,025)	$(13,025)
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.120%	12	(1,767)	(1,779)
2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.120%	518	47,680	47,162
1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.120%	(1,417)	(57,467)	(56,050)
470	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.120%	—	210	210
115	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.120%	(799)	(4,062)	(3,263)
233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.120%	—	2,323	2,323
60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.120%	26,146	28,055	1,909
655	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.120%	9,409	21,656	12,247
105	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.120%	795	5,336	4,541
360	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.120%	—	11,239	11,239
955	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.120%	(17,198)	(23,736)	(6,538)
				$17,466	$16,442	$(1,024)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).